S000008880 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	232 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global Broad Market Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.96%	10.50%	11.28%
S&P Global 1200 Consumer Discretionary (Sector) Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	12.65%	7.11%	10.19%
iShares Global Consumer Discretionary ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.79%	6.94%	10.05%
Performance Inception Date					Sep. 12, 2006
iShares Global Consumer Discretionary ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	6.64%	9.71%
iShares Global Consumer Discretionary ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.80%	5.39%	8.20%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The S&P Global Consumer Discretionary (Sector) Capped Index (Spliced) reflects the performance of the S&P Global 1200 Consumer Discretionary Index (Net) through September 22, 2019 and the S&P Global Consumer Discretionary (Sector) Capped Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.